Note 37 - Interest Income and Expense - Interest Income And Expenses Change In The Balance (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Cash And Balances With Central Banks And Other Demand Deposits [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	€ 3	€ 0
Interest Income Expense Price Effect	[2]	71	7
Interest Income Expense Total Effect		74	8
Securities Portfolio And Derivatives [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	(632)	(203)
Interest Income Expense Price Effect	[2]	285	602
Interest Income Expense Total Effect		(347)	399
Loans And Advances To Central Banks [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	(66)	39
Interest Income Expense Price Effect	[2]	94	51
Interest Income Expense Total Effect		29	89
Loans And Advances To Credit Institutions [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	(13)	9
Interest Income Expense Price Effect	[2]	279	(61)
Interest Income Expense Total Effect		266	(52)
Loans And Advances To Customer [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	(199)	1,466
Interest Income Expense Price Effect	[2]	1,606	916
Interest Income Expense Total Effect		1,408	2,382
Loans And Advances To Customers Euros [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	(94)	109
Interest Income Expense Price Effect	[2]	(206)	(660)
Interest Income Expense Total Effect		(301)	(552)
Loans And Advances To Customers Foreign Currency [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	115	1,949
Interest Income Expense Price Effect	[2]	1,593	985
Interest Income Expense Total Effect		1,708	2,934
Other Assets [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	[1]	(24)	17
Interest Income Expense Price Effect	[2]	184	82
Interest Income Expense Total Effect		160	99
Interest Income Member [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Total Effect		1,588	2,925
Deposits From Central Banks And Credit Institutions [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect		(208)	42
Interest Income Expense Price Effect		554	265
Interest Income Expense Total Effect		346	307
Customer Depositis [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect		(101)	391
Interest Income Expense Price Effect		1,164	1,162
Interest Income Expense Total Effect		1,063	1,553
Customers Deposits Euros [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect		(35)	41
Interest Income Expense Price Effect		(269)	(300)
Interest Income Expense Total Effect		(305)	(258)
Customers Deposits Foreign Currency [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect		57	472
Interest Income Expense Price Effect		1,311	1,340
Interest Income Expense Total Effect		1,368	1,812
Debt Securities Issued [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect		(109)	4
Interest Income Expense Price Effect		3	(142)
Interest Income Expense Total Effect		(106)	(137)
Other liabilities [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect		(82)	(66)
Interest Income Expense Price Effect		(332)	230
Interest Income Expense Total Effect		(414)	165
Interest Expenses
Interest Income Expemse Change Balance Line Items
Interest Income Expense Total Effect		889	1,888
Total [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Total Effect		€ 699	€ 1,037

[1]	(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the diffe rence between the average balances of both periods.
[2]	(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods .